Not FDIC Insured May Lose Value No Bank Guarantee
357-Q3PH

Schedule of Investments
(unaudited)
Franklin Strategic Mortgage Portfolio 2
Notes to Schedule of Investments 8

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited), June 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Corporate Bonds 0.2%
Equity Real Estate Investment Trusts (REITs) 0.2%
American Homes 4 Rent LP , Senior Bond , 4.25% , 2/15/28 .....................
$ 100,000 $ 95,602
Insurance 0.0%
†
a,b
Ambac Assurance Corp. , Sub. Bond , 144A, 5.1% , Perpetual ................... 237 217
Total Corporate Bonds (Cost $99,894) .........................................
95,819
Asset-Backed Securities 2.9%
Diversified Financial Services 2.6%
b
American Homes 4 Rent Trust , 2015-SFR1 , A , 144A, 3.467% , 4/17/52 ...........
139,583 136,796
b
CF Hippolyta Issuer LLC ,
2020-1, A1, 144A, 1.69%, 7/15/60 ..................................... 110,460 100,241
2021-1A, A1, 144A, 1.53%, 3/15/61 .................................... 96,451 85,177
c
CWABS, Inc. , 2004-1 , M1 , FRN , 2.374% , ( 1-month USD LIBOR + 0.75% ), 3/25/34 ..
11,613 11,325
b
FirstKey Homes Trust , 2020-SFR2 , A , 144A, 1.266% , 10/19/37 .................
148,939 137,298
b
Home Partners of America Trust ,
2021-2, B, 144A, 2.302%, 12/17/26 .................................... 166,905 150,371
2021-3, B, 144A, 2.649%, 1/17/41 ..................................... 57,588 52,344
b,c
Invitation Homes Trust , 2018-SFR4 , A , 144A, FRN , 2.623% , ( 1-month USD LIBOR +
1.1% ), 1/17/38 .................................................... 173,526 172,803
b
New Economy Assets Phase 1 Sponsor LLC , 2021-1 , A1 , 144A, 1.91% , 10/20/61 ...
270,000 236,002
1,082,357
a a a a a
Thrifts & Mortgage Finance 0.3%
d
Conseco Finance Securitizations Corp. , 2002-2 , M1 , FRN , 7.424% , 3/01/33 .......
92,077 92,096
Total Asset-Backed Securities (Cost $1,269,722) ................................
1,174,453
Commercial Mortgage-Backed Securities 3.5%
Diversified Financial Services 3.4%
b,e
Anthracite Ltd. , 2004-HY1A , E , 144A, 7.147% , 6/20/41 .......................
1,598,000 24
BANK ,
2021-BN34, A5, 2.438%, 6/15/63 ...................................... 125,000 107,970
2021-BN33, A5, 2.556%, 5/15/64 ...................................... 90,000 78,626
b,c
BX Commercial Mortgage Trust ,
2021-VOLT, A, 144A, FRN, 2.024%, (1-month USD LIBOR + 0.7%), 9/15/36 ...... 100,000 96,599
2019-XL, A, 144A, FRN, 2.244%, (1-month USD LIBOR + 0.92%), 10/15/36 ...... 128,422 126,279
2022-LP2, A, 144A, FRN, 2.347%, (1-month SOFR + 1.013%), 2/15/39 ......... 84,044 80,856
b,c
BX Mortgage Trust , 2021-PAC , A , 144A, FRN , 2.014% , ( 1-month USD LIBOR +
0.689% ), 10/15/36 ................................................. 200,000 190,224
b,c
BX Trust , 2022-IND , A , 144A, FRN , 2.825% , ( 1-month SOFR + 1.491% ), 4/15/37 ...
170,000 165,798
b,c
Cold Storage Trust , 2020-ICE5 , A , 144A, FRN , 2.224% , ( 1-month USD LIBOR + 0.9% ),
11/15/37 ........................................................ 324,387 316,658
d
Commercial Mortgage Trust , 2006-GG7 , AJ , FRN , 6.214% , 7/10/38 ..............
39,434 31,567
b,c
DBCG Mortgage Trust , 2017-BBG , A , 144A, FRN , 2.025% , ( 1-month USD LIBOR +
0.7% ), 6/15/34 .................................................... 240,000 234,783
1,429,384
a a a a a
Thrifts & Mortgage Finance 0.1%
c
FNMA , 2007-1 , NF , FRN , 1.874% , ( 1-month USD LIBOR + 0.25% ), 2/25/37 ........
33,783 33,601
Total Commercial Mortgage-Backed Securities (Cost $1,565,618) .................
1,462,985

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities 76.8%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 34.6%
FHLMC Gold Pools, 30 Year, 4.5%, 4/01/40 ................................ $ 208,583 $ 215,616
FHLMC Gold Pools, 30 Year, 4.5%, 1/01/49 ................................ 341,566 349,637
FHLMC Gold Pools, 30 Year, 5%, 10/01/33 - 2/01/39 ......................... 125,421 131,856
FHLMC Gold Pools, 30 Year, 5.5%, 9/01/33 ................................ 15,414 16,396
FHLMC Gold Pools, 30 Year, 6%, 12/01/32 - 11/01/36 ........................ 42,751 45,561
FHLMC Gold Pools, 30 Year, 6.5%, 11/01/27 - 7/01/32 ........................ 20,988 22,064
FHLMC Gold Pools, 30 Year, 7.5%, 1/01/26 - 3/01/32 ........................ 49,806 50,948
FHLMC Gold Pools, 30 Year, 8%, 7/01/24 - 5/01/30 .......................... 68,766 70,431
FHLMC Gold Pools, 30 Year, 9%, 9/01/30 ................................. 4,247 4,259
FHLMC Pool, 15 Year, 2%, 4/01/37 ...................................... 1,241,118 1,160,209
FHLMC Pool, 15 Year, 2.5%, 5/01/37 ..................................... 1,899,000 1,815,958
FHLMC Pool, 30 Year, 2%, 2/01/52 ...................................... 2,165,957 1,882,993
FHLMC Pool, 30 Year, 2%, 3/01/52 ...................................... 2,599,253 2,259,676
FHLMC Pool, 30 Year, 2.5%, 11/01/51 .................................... 879,187 792,416
FHLMC Pool, 30 Year, 2.5%, 2/01/52 ..................................... 1,224,332 1,102,436
FHLMC Pool, 30 Year, 2.5%, 4/01/52 ..................................... 1,233,471 1,110,659
FHLMC Pool, 30 Year, 3%, 5/01/50 ...................................... 839,501 797,393
FHLMC Pool, 30 Year, 3%, 2/01/52 ...................................... 83,612 77,985
FHLMC Pool, 30 Year, 3.5%, 7/01/49 ..................................... 947,936 922,703
FHLMC Pool, 30 Year, 3.5%, 5/01/52 ..................................... 891,909 859,085
FHLMC Pool, 30 Year, 4%, 5/01/50 ...................................... 78,849 78,895
FHLMC Pool, 30 Year, 4.5%, 10/01/48 .................................... 538,528 549,951
14,317,127
f
Federal National Mortgage Association (FNMA) Adjustable Rate 1.0%
FNMA, 1.625% - 3.867%, (6-month USD LIBOR +/- MBS Margin), 1/01/23 - 7/01/38 . 410,251 408,966
FNMA, 2.902%, (6-month H15BDI +/- MBS Margin), 7/01/25 ................... 506 503
409,469
Federal National Mortgage Association (FNMA) Fixed Rate 40.7%
FNMA, 3.5%, 7/01/56 ................................................ 552,759 539,067
FNMA, 15 Year, 2%, 5/01/37 ........................................... 1,969,842 1,841,428
FNMA, 15 Year, 2.5%, 3/01/29 ......................................... 267,956 264,291
FNMA, 15 Year, 2.5%, 6/01/32 ......................................... 699,026 685,908
FNMA, 30 Year, 2%, 1/01/52 ........................................... 1,242,031 1,079,955
FNMA, 30 Year, 2.5%, 4/01/52 ......................................... 1,233,486 1,110,672
FNMA, 30 Year, 3%, 10/01/46 .......................................... 1,189,967 1,127,321
FNMA, 30 Year, 3%, 11/01/48 .......................................... 1,484,579 1,400,882
FNMA, 30 Year, 3%, 9/01/49 ........................................... 268,385 254,250
FNMA, 30 Year, 3%, 9/01/49 ........................................... 270,071 256,054
FNMA, 30 Year, 3%, 8/01/50 ........................................... 528,466 494,982
FNMA, 30 Year, 3%, 9/01/50 ........................................... 517,852 492,528
FNMA, 30 Year, 3%, 11/01/51 .......................................... 766,390 715,465
FNMA, 30 Year, 3.5%, 6/01/49 ......................................... 213,456 208,610
FNMA, 30 Year, 3.5%, 8/01/49 ......................................... 1,059,550 1,030,189
FNMA, 30 Year, 3.5%, 9/01/49 ......................................... 952,017 925,514
FNMA, 30 Year, 3.5%, 2/01/50 ......................................... 221,773 215,465
FNMA, 30 Year, 3.5%, 4/01/50 ......................................... 366,921 357,049
FNMA, 30 Year, 3.5%, 11/01/50 ......................................... 231,911 224,899
FNMA, 30 Year, 4%, 11/01/45 .......................................... 1,885,181 1,870,161
FNMA, 30 Year, 4.5%, 11/01/47 ......................................... 453,899 465,926
FNMA, 30 Year, 5%, 4/01/34 ........................................... 59,103 60,522
FNMA, 30 Year, 5.5%, 9/01/33 - 11/01/35 ................................. 399,005 419,085
FNMA, 30 Year, 6%, 10/01/34 .......................................... 203,262 222,427
FNMA, 30 Year, 6%, 12/01/23 - 8/01/35 ................................... 300,802 320,274
FNMA, 30 Year, 6.5%, 12/01/27 - 8/01/32 ................................. 191,433 201,721
FNMA, 30 Year, 7.5%, 8/01/25 - 5/01/32 .................................. 7,903 8,372

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Mortgage-Backed Securities
(continued)
Federal National Mortgage Association (FNMA) Fixed Rate (continued)
FNMA, 30 Year, 8%, 1/01/25 - 7/01/31 .................................... $ 15,167 $ 16,246
FNMA, 30 Year, 9%, 8/01/24 - 4/01/25 .................................... 347 359
FNMA, 30 Year, 9.5%, 11/01/29 - 4/01/30 ................................. 18,754 18,885
16,828,507
Government National Mortgage Association (GNMA) Fixed Rate 0.5%
GNMA I, 30 Year, 7%, 11/15/29 ......................................... 1,395 1,508
GNMA I, 30 Year, 8%, 11/15/25 - 12/15/26 ................................. 3,347 3,447
GNMA I, Single-family, 30 Year, 6.5%, 1/15/24 - 9/15/32 ...................... 52,690 55,368
GNMA I, Single-family, 30 Year, 7%, 1/15/26 - 2/15/32 ........................ 7,094 7,213
GNMA I, Single-family, 30 Year, 7.5%, 10/15/23 - 5/15/28 ...................... 11,294 11,492
GNMA I, Single-family, 30 Year, 8%, 9/15/27 ............................... 1,324 1,338
GNMA I, Single-family, 30 Year, 8.5%, 7/15/24 .............................. 29 29
GNMA II, Single-family, 30 Year, 6.5%, 1/20/26 - 1/20/33 ...................... 65,432 69,826
GNMA II, Single-family, 30 Year, 7.5%, 11/20/22 - 7/20/32 ..................... 36,200 39,050
GNMA II, Single-family, 30 Year, 8%, 8/20/26 ............................... 33 34
GNMA II, Single-family, 30 Year, 9%, 9/20/24 - 3/20/25 ....................... 133 134
189,439
Total Mortgage-Backed Securities (Cost $33,884,424) ............................
31,744,542
Residential Mortgage-Backed Securities 14.4%
Capital Markets 0.1%
c
Merrill Lynch Mortgage Investors Trust , 2003-A , 1A , FRN , 2.364% , ( 1-month USD
LIBOR + 0.74% ), 3/25/28 ............................................ 40,235 39,028
Diversified Financial Services 9.9%
c
American Home Mortgage Investment Trust , 2005-1 , 6A , FRN , 4.062% , ( 6-month USD
LIBOR + 2% ), 6/25/45 .............................................. 27,702 27,731
b
BRAVO Residential Funding Trust ,
2019-1, A1C, 144A, 3.5%, 3/25/58 ..................................... 23,959 23,814
d
2019-2, A3, 144A, FRN, 3.5%, 10/25/44 ................................. 59,117 57,209
b
CIM Trust ,
d
2019-INV1, A1, 144A, FRN, 4%, 2/25/49 ................................ 14,398 14,237
c
2019-INV2, A11, 144A, FRN, 1.956%, (1-month USD LIBOR + 0.95%), 5/25/49 ... 49,651 48,668
d
2019-INV2, A3, 144A, FRN, 4%, 5/25/49 ................................ 31,280 30,723
d
2018-INV1, A4, 144A, FRN, 4%, 8/25/48 ................................ 20,576 20,296
b,d
Citigroup Mortgage Loan Trust , 2013-A , A , 144A, FRN , 3% , 5/25/42 .............
5,188 5,145
b,d
COLT Mortgage Loan Trust , 2022-4 , A1 , 144A, FRN , 4.301% , 3/25/67 ............
97,824 96,744
b,c
Connecticut Avenue Securities Trust ,
2019-R02, 1M2, 144A, FRN, 3.924%, (1-month USD LIBOR + 2.3%), 8/25/31 .... 36,999 37,008
2019-R03, 1M2, 144A, FRN, 3.774%, (1-month USD LIBOR + 2.15%), 9/25/31 ... 34,353 34,300
b,d
CSMC Trust , 2014-OAK1 , 1A1 , 144A, FRN , 3% , 11/25/29 .....................
32,353 31,069
b,c
FHLMC STACR REMIC Trust ,
2022-DNA1, M1A, 144A, FRN, 1.926%, (30-day SOFR Average + 1%), 1/25/42 ... 280,000 270,361
2022-DNA3, M1A, 144A, FRN, 2.926%, (30-day SOFR Average + 2%), 4/25/42 ... 76,221 75,070
2020-DNA1, M2, 144A, FRN, 3.324%, (1-month USD LIBOR + 1.7%), 1/25/50 .... 61,723 61,057
2020-HQA3, M2, 144A, FRN, 5.224%, (1-month USD LIBOR + 3.6%), 7/25/50 .... 25,362 25,350
b,c
FHLMC STACR Trust , 2019-DNA4 , M2 , 144A, FRN , 3.574% , ( 1-month USD LIBOR +
1.95% ), 10/25/49 .................................................. 79,158 78,474
b,d
Flagstar Mortgage Trust ,
2021-4, A5, 144A, FRN, 2.5%, 6/01/51 .................................. 178,673 161,945
2021-2, A6, 144A, FRN, 2.5%, 4/25/51 .................................. 200,264 183,071

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Diversified Financial Services (continued)
b,d
GS Mortgage-Backed Securities Trust , 2021-PJ6 , A8 , 144A, FRN , 2.5% , 11/25/51 ...
$ 216,314 $ 196,062
b,d
J.P. Morgan Mortgage Trust ,
2013-3, A3, 144A, FRN, 3.355%, 7/25/43 ................................ 53,976 51,952
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 275,360 251,720
2021-13, A4, 144A, FRN, 2.5%, 4/25/52 ................................. 188,083 172,067
2021-15, A4, 144A, FRN, 2.5%, 6/25/52 ................................. 54,786 50,083
2022-1, A4, 144A, FRN, 2.5%, 7/25/52 .................................. 284,916 260,455
b,d
Mill City Mortgage Loan Trust ,
2018-2, A1, 144A, FRN, 3.5%, 5/25/58 .................................. 50,046 49,662
2018-1, A1, 144A, FRN, 3.25%, 5/25/62 ................................. 43,264 42,556
2018-4, A1B, 144A, FRN, 3.495%, 4/25/66 ............................... 96,095 93,471
b
OBX Trust ,
c
2018-1, A2, 144A, FRN, 2.274%, (1-month USD LIBOR + 0.65%), 6/25/57 ....... 34,117 33,458
d
2021-J1, A4, 144A, FRN, 2.5%, 5/25/51 ................................. 171,935 157,174
d
2021-J3, A4, 144A, FRN, 2.5%, 10/25/51 ................................ 86,808 78,972
d
Provident Funding Associates LLP , 2021-J1 , A3 , FRN , 2.5% , 2/20/49 .............
134,862 122,689
b,d
PSMC Trust , 2021-3 , A3 , 144A, FRN , 2.5% , 8/25/51 .........................
253,539 230,762
b,d
Sequoia Mortgage Trust ,
2021-1, A1, 144A, FRN, 2.5%, 3/25/51 .................................. 168,620 144,851
2021-6, A4, 144A, FRN, 2.5%, 10/25/51 ................................. 229,377 208,200
b
Towd Point Mortgage Trust ,
d
2016-4, A1, 144A, FRN, 2.25%, 7/25/56 ................................. 5,386 5,376
d
2016-5, A1, 144A, FRN, 2.5%, 10/25/56 ................................. 58,975 58,567
d
2017-1, A1, 144A, FRN, 2.75%, 10/25/56 ................................ 45,981 45,635
c
2017-5, A1, 144A, FRN, 2.224%, (1-month USD LIBOR + 0.6%), 2/25/57 ........ 19,537 19,346
d
2017-2, A1, 144A, FRN, 2.75%, 4/25/57 ................................. 12,175 12,109
d
2017-4, A1, 144A, FRN, 2.75%, 6/25/57 ................................. 102,973 100,619
d
2018-1, A1, 144A, FRN, 3%, 1/25/58 ................................... 25,718 25,285
d
2018-2, A1, 144A, FRN, 3.25%, 3/25/58 ................................. 65,407 64,120
d
2019-1, A1, 144A, FRN, 3.656%, 3/25/58 ................................ 130,560 127,667
d
2018-6, A1A, 144A, FRN, 3.75%, 3/25/58 ................................ 43,515 43,286
d
2017-1, A2, 144A, FRN, 3.5%, 10/25/56 ................................. 165,000 162,240
4,090,656
a a a a a
Thrifts & Mortgage Finance 4.4%
c
FHLMC Structured Agency Credit Risk Debt Notes ,
2013-DN2, M2, FRN, 5.874%, (1-month USD LIBOR + 4.25%), 11/25/23 ........ 93,337 93,988
2014-DN2, M3, FRN, 5.224%, (1-month USD LIBOR + 3.6%), 4/25/24 .......... 139,642 141,042
2014-DN3, M3, FRN, 5.624%, (1-month USD LIBOR + 4%), 8/25/24 ........... 38,743 39,057
2014-DN4, M3, FRN, 6.174%, (1-month USD LIBOR + 4.55%), 10/25/24 ........ 64,050 64,853
2015-HQ2, M3, FRN, 4.874%, (1-month USD LIBOR + 3.25%), 5/25/25 ......... 63,138 63,407
2016-DNA2, M3, FRN, 6.274%, (1-month USD LIBOR + 4.65%), 10/25/28 ....... 104,035 107,280
2016-HQA2, M3, FRN, 6.774%, (1-month USD LIBOR + 5.15%), 11/25/28 ....... 121,664 125,335
c
FNMA ,
2014-C04, 1M2, FRN, 6.524%, (1-month USD LIBOR + 4.9%), 11/25/24 ......... 77,780 80,044
2015-C01, 1M2, FRN, 5.924%, (1-month USD LIBOR + 4.3%), 2/25/25 ......... 80,058 80,961
2016-C01, 1M2, FRN, 8.374%, (1-month USD LIBOR + 6.75%), 8/25/28 ........ 154,270 162,175
2016-C02, 1M2, FRN, 7.624%, (1-month USD LIBOR + 6%), 9/25/28 ........... 134,982 140,345
2016-C03, 1M2, FRN, 6.924%, (1-month USD LIBOR + 5.3%), 10/25/28 ........ 160,836 166,034
2014-C02, 2M2, FRN, 4.224%, (1-month USD LIBOR + 2.6%), 5/25/24 ......... 73,577 73,617
2014-C03, 2M2, FRN, 4.524%, (1-month USD LIBOR + 2.9%), 7/25/24 ......... 31,245 31,300
2016-C05, 2M2, FRN, 6.074%, (1-month USD LIBOR + 4.45%), 1/25/29 ........ 75,152 78,352
2013-C01, M2, FRN, 6.874%, (1-month USD LIBOR + 5.25%), 10/25/23 ........ 80,080 82,339
2014-C01, M2, FRN, 6.024%, (1-month USD LIBOR + 4.4%), 1/25/24 .......... 84,181 86,139

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Residential Mortgage-Backed Securities
(continued)
Thrifts & Mortgage Finance (continued)
c
FNMA Connecticut Avenue Securities , 2017-C05 , 1M2 , FRN , 3.824% , ( 1-month USD
LIBOR + 2.2% ), 1/25/30 ............................................. $ 138,473 $ 139,194
b
Virginia Housing Development Authority , 2020-A , A , 144A, 2.85% , 12/25/49 ........
56,234 53,308
1,808,770
a a a a a
Total Residential Mortgage-Backed Securities (Cost $6,294,111) ..................
5,938,454
Total Long Term Investments (Cost $43,113,769) ................................
40,416,253
a
a a a a
Short Term Investments 2.0%
Shares
a
Money Market Funds 2.0%
g,h
Institutional Fiduciary Trust - Money Market Portfolio, 0.895% .................. 809,964 809,964
Total Money Market Funds (Cost $809,964) .....................................
809,964
Total Short Term Investments (Cost $809,964 ) ..................................
809,964
a
Total Investments (Cost $43,923,733) 99.8% ....................................
$41,226,217
Other Assets, less Liabilities 0.2% .............................................
95,132
Net Assets 100.0% ...........................................................
$41,321,349
†
Rounds to less than 0.1% of net assets.
a
Perpetual security with no stated maturity date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2022, the aggregate value of these securities was $6,276,014, representing 15.2% of net assets.
c
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
d
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Adjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans in which the majority of mortgages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).
g
See Note 3 regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Franklin Strategic Mortgage Portfolio
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At June 30, 2022, the Fund had the following futures contracts outstanding.
See A bbreviations on page 10 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 10 Year Notes .................... Short 10 $ 1,185,312 9/21/22 $ 18,765
U.S. Treasury 10 Year Ultra Notes ................ Long 6 764,250 9/21/22 (12,477)
U.S. Treasury 2 Year Notes ..................... Short 5 1,050,078 9/30/22 812
U.S. Treasury 5 Year Notes ..................... Long 23 2,581,750 9/30/22 (28,670)
U.S. Treasury Long Bonds ..................... Long 19 2,633,875 9/21/22 (11,199)
U.S. Treasury Ultra Bonds ...................... Long 1 154,344 9/21/22 (3,408)
Total Futures Contracts ...................................................................... $(36,177)
*
As of period end.

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest  for purposes of exercising a controlling influence over the management or policies. During the period ended June 30,
2022, the Fund held investments in affiliated management investment companies as follows:

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
For detailed categories, see the accompanying Schedule of Investments.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Strategic Mortgage Portfolio
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.895% $ 2,291,364 $ 4,147,636 $ (5,629,036) $ — $ — $ 809,964 809,964 $ 766
Total Affiliated Securities ... $2,291,364 $4,147,636 $(5,629,036) $— $— $809,964 $766
Level 1 Level 2 Level 3 Total
Franklin Strategic Mortgage Portfolio
Assets:
Investments in Securities:
a
Corporate Bonds ........................ $ — $ 95,819 $ — $ 95,819
Asset-Backed Securities .................. — 1,174,453 — 1,174,453
Commercial Mortgage-Backed Securities ...... — 1,462,985 — 1,462,985
Mortgage-Backed Securities ................ — 31,744,542 — 31,744,542
Residential Mortgage-Backed Securities ...... — 5,938,454 — 5,938,454
Short Term Investments ................... 809,964 — — 809,964
Total Investments in Securities ........... $809,964 $40,416,253 $— $41,226,217
Other Financial Instruments:
Futures contracts ........................ $ 19,577 $ — $ — $ 19,577
Total Other Financial Instruments ......... $19,577 $— $— $19,577
Liabilities:
Other Financial Instruments:
Futures contracts ........................ $ 55,754 $ — $ — $ 55,754
Total Other Financial Instruments ......... $55,754 $— $— $55,754
3. Investments in Affiliated Management Investment Companies
(continued)

Franklin Strategic Mortgage Portfolio
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Currency
USD
United States Dollar
Selected Portfolio
FHLMC
Fe deral Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
H15BDI
U.S. Treasury Bill Auction High Discount Rate
LIBOR
London Inter-Bank Offered Rate
MBS
Mortgage-Backed Security
SOFR
Secured Overnight Financing Rate
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.